Segments - Schedule of Net Revenues for Reporting Units in North American Brands Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenues	$ 8,677.6	$ 5,914.9	$ 4,584.4
North American Brands [Member]
Revenue from External Customer [Line Items]
Net revenues	1,062.5	478.2	432.1
North American Brands [Member] | Gastroenterology [Member]
Revenue from External Customer [Line Items]
Net revenues	150.2
North American Brands [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	292.8	61.9	32.5
North American Brands [Member] | Urology [Member]
Revenue from External Customer [Line Items]
Net revenues	258.6	217.7	209.0
North American Brands [Member] | Dermatology/Established Brands [Member]
Revenue from External Customer [Line Items]
Net revenues	360.9	198.6	190.6
North American Brands [Member] | Delzicol/Asacol HD [Member] | Gastroenterology [Member]
Revenue from External Customer [Line Items]
Net revenues	150.2
North American Brands [Member] | Lo Loestrin Fe [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	63.3
North American Brands [Member] | Minastrin 24 Fe [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	55.7
North American Brands [Member] | Estrace Cream [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	60.7
North American Brands [Member] | Other Women's Health [Member] | Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 113.1	$ 61.9	$ 32.5